Management Compensation And Incentive Plans (Tables)	3 Months Ended
Mar. 31, 2013
Management Compensation And Incentive Plans [Abstract]
Restricted Stock And Performance Share Awards Activity
Restricted stock and performance share awards activity under the plans for the year ended December 31, 2012, was:

	Number of Shares	Weighted- Average Grant Date Fair Value
Outstanding unvested at January 1, 2012	1,725,158	$15.82
Granted	964,906	10.08
Vested	(523,713)	13.99
Forfeited/canceled/expired	(314,432)	16.10
Outstanding at December 31, 2012	1,851,919	$13.30
Restricted stock and performance share awards activity under the plans for the three months ended March 31, 2013 was:

	Number of Shares	Weighted- Average Grant Date Fair Value
Outstanding unvested as of January 1, 2013	1,851,919	$13.30
Granted	90,542	8.77
Vested	(288,939)	15.90
Forfeited/canceled/expired	(70,821)	19.21
Outstanding unvested as of March 31, 2013	1,582,701	12.30

Schedule Of Weighted Average Assumptions Used In Option-Pricing Model For Options Granted
The weighted average assumptions used in our Black-Scholes option-pricing model for options granted in 2010, 2011 and 2012 are:

	For the Year Ended December 31, 2010	For the Year Ended December 31, 2011	For the Year Ended December 31, 2012
Dividend yield	—%	—%	—%
Expected volatility	64.53% - 69.76%	57.75% - 58.83%	55.33-57.32
Risk-free interest rate	1.43% - 3.08%	0.85% - 2.24%	0.66% - 0.90%
Expected term in years	6 years	6 years	6 years

Stock Option Activity Under The Plans
Stock option activity under the plans for the year ended December 31, 2012 was:

	Number of Shares	Weighted- Average Exercise Price
Outstanding at January 1, 2012	1,327,087	$13.15
Granted	441,700	9.82
Exercised	(21,471)	7.35
Forfeited/canceled/expired	(17,167)	15.49
Outstanding at December 31, 2012	1,730,149	$12.35

	Number of Shares	Weighted- Average Exercise Price
Outstanding as of January 1, 2013	1,730,149	$12.35
Granted	5,200	9.74
Forfeited/canceled/expired	—	—
Exercised	(40,735)	4.29
Outstanding as of March 31, 2013	1,694,614	12.54

Schedule Of Stock Options Outstanding And Exercisable
Stock options outstanding and exercisable under our plans at December 31, 2012 are:

			Options Outstanding			Options Exercisable
Range of Exercise Prices			Number Outstanding	Weighted Average Remaining Contractual Life in Years	Weighted Average Exercise Prices	Number Exercisable	Weighted Average Exercise Prices
$2.83	-	$22.57	1,730,149	7.3	$12.35	948,662	$12.44